Goodwill and Other Intangible Assets, Net - Components of Other Intangible Assets, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,095	$ 3,901
Accumulated Amortization	720	541
Net Intangible Assets	3,375	3,360
Dealer networks [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	20 years	20 years
Gross Carrying Amount	388	392
Accumulated Amortization	89	70
Net Intangible Assets	299	322
Fiat contributed intellectual property rights [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	10 years	10 years
Gross Carrying Amount	320	320
Accumulated Amortization	147	114
Net Intangible Assets	173	206
Other intellectual property rights [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	263	263
Accumulated Amortization	65	37
Net Intangible Assets	198	226
Patented and unpatented technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	208	208
Accumulated Amortization	145	120
Net Intangible Assets	63	88
Software [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	445	339
Accumulated Amortization	152	100
Net Intangible Assets	293	239
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	261	169
Accumulated Amortization	122	100
Net Intangible Assets	139	69
Minimum [Member] | Other intellectual property rights [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	3 years	3 years
Minimum [Member] | Patented and unpatented technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	4 years	4 years
Minimum [Member] | Software [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	3 years	4 years
Minimum [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	1 year	1 year
Maximum [Member] | Other intellectual property rights [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	12 years	12 years
Maximum [Member] | Patented and unpatented technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	10 years	10 years
Maximum [Member] | Software [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	5 years	5 years
Maximum [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Range of Useful Lives (years)	16 years	16 years
Brand names [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	2,210	2,210
Net Intangible Assets	$ 2,210	$ 2,210